Condensed Statements Of Cash Flows	11 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (125,151)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(212,516)
Unrealized gain on marketable securities held in Trust Account	(3,960)
Changes in operating assets and liabilities:
Prepaid expenses	(220,867)
Accrued expenses	220
Net cash used in operating activities	(562,274)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(724,500,000)
Net cash used in investing activities	(724,500,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	710,010,000
Proceeds from sale of Private Placement Warrants	16,990,000
Proceeds from promissory note—related party	215,215
Repayment of promissory note – related party	(814,319)
Payment of offering costs	(215,215)
Net cash provided by financing activities	726,185,681
Net Change in Cash	1,123,407
Cash – Beginning	0
Cash – Ending	1,123,407
Non-cash investing and financing activities:
Initial classification of Class A ordinary shares subject to possible redemption	695,806,610
Change in value of Class A ordinary shares subject to possible redemption	(103,590)
Deferred underwriting fee payable	25,357,500
Offering costs paid directly by Sponsor from proceeds from issuance of Class B ordinary shares	$ 25,000